Goodwill, Regulatory Authorizations, and Other Intangible Assets - Future Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Estimated future amortization of the entity's intangible assets
2017	$ 22,152
2018	14,631
2019	14,631
2020	10,981
2021	4,356
Thereafter	13,983
Carrying Amount	$ 80,734	$ 115,420